TAXES ON INCOME (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Domestic (Israel)	$ (314)	$ 2,824	$ 2,684
Foreign	(2,250)	2,948	1,529
Taxes on income, as reported in the statements of income	$ (2,564)	$ 5,772	$ 4,213